STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF OPTION ASSUMPTION

Expected dividends	0%
Expected volatility	126.40%
Expected term	7 years
Risk free interest rate	3.74%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	122.80%
Expected term	5 years
Risk free interest rate	3.93%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	122.80%
Expected term	5 years
Risk free interest rate	3.93%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	125.30%
Expected term	5.5 years
Risk free interest rate	4.03%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	127.90%
Expected term	4.5 years
Risk free interest rate	3.51%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	133.80%
Expected term	4.5 years
Risk free interest rate	3.73%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	133.80%
Expected term	4.5 years
Risk free interest rate	3.73%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	134.80%
Expected term	4.25 years
Risk free interest rate	4.54%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	130.50%
Expected term	4.75 years
Risk free interest rate	4.54%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	138.60%
Expected term	3.25 years
Risk free interest rate	4.60%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	138.30%
Expected term	3.25 years
Risk free interest rate	4.48%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	133.30%
Expected term	6.25 years
Risk free interest rate	4.04%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	133.30%
Expected term	6.25 years
Risk free interest rate	4.04%
Expected forfeitures	0%

SCHEDULE OF WARRANTS ACTIVITY

Warrant activity as of December 31, 2025 is summarized as follows:

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding – December 31, 2024	81,035,714	$0.0895	4.32	$1,989,500
Exercisable – December 31, 2024	81,035,714	$0.10	4.32	$1,989,500
Granted	500,000	$0.091	4.5	–
Exercised	(2,500,000)	$0.001	–	–
Cancelled/Forfeited	(6,750,000)	$0.1633	–	–
Outstanding – December 31, 2025	72,285,714	$0.098	3.81	$1,733,000
Exercisable – December 31, 2025	72,285,714	$0.098	3.81	$1,733,000

SCHEDULE OF WARRANTS OUTSTANDING

As of December 31, 2025, the following warrants were outstanding:

Exercise Price Warrants Outstanding		Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	$0.001	6,000,000	0.41	$534,000
	$0.04	2,300,000	0.75	$115,000
	$0.2299	2,000,000	0.60	$–
	$0.25	8,000,000	0.23	$–
	$0.12	12,500,000	1.04	$–
	$0.14	4,285,714	1.04	$–
	$0.04	4,000,000	6.96	$200,000
	$0.04	6,000,000	6.96	$300,000
	$0.04	10,000,000	6.96	$500,000
	$0.0825	5,000,000	6.78	$38,750
	$0.0825	5,000,000	7.61	$38,750
	$0.08	150,000	4.76	$1,500
	$0.08	500,000	4.75	$5,000
	$0.1024	2,000,000	5.61	$–
	$0.1024	2,000,000	5.61	$–
	$0.1024	2,000,000	5.61	$–
	$0.1024	50,000	5.61	$–
	$0.0910	250,000	4.50	$-
	$0.0910	250,000	4.50	$-
$		72,285,714		$1,733,000

As of December 31, 2024, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	8,500,000	1.39	$756,500
$0.04	2,300,000	2.00	$115,000
$0.056	1,000,000	0.77	$34,000
$0.2299	4,125,000	1.34	$–
$0.16	3,125,000	1.20	$–
$0.25	8,000,000	1.48	$–
$0.1160	500,000	0.77	$–
$0.12	12,500,000	2.29	$–
$0.14	4,285,714	2.29	$–
$0.04	4,000,000	8.21	$200,000
$0.04	6,000,000	8.21	$300,000
$0.04	10,000,000	8.21	$500,000
$0.0825	5,000,000	8.03	$38,750
$0.0825	5,000,000	8.87	$38,750
$0.08	150,000	6.01	$1,500
$0.08	500,000	6.01	$5,000
$0.1024	2,000,000	6.86	$–
$0.1024	2,000,000	6.86	$–
$0.1024	2,000,000	6.86	$–
$0.1024	50,000	6.86	$–
	81,035,714		$1,989,500

SCHEDULE OF OPTIONS ACTIVITY

Options activity as of December 31, 2024 is summarized as follows:

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding – December 31, 2024	26,981,000	$0.114	16.10	$–
Exercisable – December 31, 2024	26,981,000	$0.114	16.10	$–
Granted	8,000,000	$.089	6.39	–
Exercised	–	$–	–	–
Cancelled/Forfeited	–	$–	–	–
Outstanding – December 31, 2025	34,981,000	$0.114	13.11	$–
Exercisable – December 31, 2025	34,981,000	$0.114	13.11	$–

SCHEDULE OF OPTIONS OUTSTANDING

For the years ended December 31, 2025, the following options were outstanding:

Exercise Price	Options Outstanding	Options Exercisable	Weighted Average Remaining Contractual Life (in Years)

$0.114	34,981,000	26,750,500	13.11

For the year ended December 31, 2024, the following options were outstanding:

Exercise Price	Options Outstanding	Options Exercisable	Weighted Average Remaining Contractual Life (in Years)

$0.114	26,981,000	26,520,000	16.10